Trade payables and other current liabilities (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Trade and other current payables [abstract]
Trade payables (A)	$ 11,741,143	$ 13,004,865
Other current liabilities
Statutory dues	431,446	547,852
Advance received from customers	424,991	507,557
Other liabilities	14,722	46,335
Total other current liabilities (B)	871,159	1,101,744
Total (A) + (B)	$ 12,612,302	$ 14,106,609